UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported): ___________

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: ___________

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001991364

Chase Home Lending Mortgage Trust 2026-8

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable): __________

Bithun John, (212) 834-4890

(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 13, 2026
J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. (Depositor)

	By:	/s/ Bithun John
		Name:	Bithun John
		Title:	President

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Pool 1 Executive Summary
99.2	AMC Pool 1 Rating Agency Grades
99.3	AMC Pool 1 Exception Grades
99.4	AMC Pool 1 Valuation Report
99.5	AMC Pool 1 Data Compare Summary
99.6	AMC Pool 1 Data Compare
99.7	AMC Pool 2 Executive Summary
99.8	AMC Pool 2 Rating Agency Grades
99.9	AMC Pool 2 Exception Grades
99.10	AMC Pool 2 Valuation Report
99.11	AMC Pool 2 Data Compare Summary
99.12	AMC Pool 2 Data Compare